Legg Mason & Co., LLC

100 International Drive

Baltimore, MD 21202

800 • 822 • 5544

March 3, 2010

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, DC 20549

Attention: File Room

Re:	Legg Mason Capital Management Growth Trust, Inc.
1933 Act File No. 33-89090
1940 Act File No. 811-8966

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus with respect to Legg Mason Capital Management Growth Trust, Inc. does not differ from that filed in Post-Effective Amendment No. 33 that was filed electronically on February 26, 2010.

Very truly yours,

/s/ Richard M. Wachterman

Richard M. Wachterman

Associate General Counsel

RMW:jar